As filed with the Securities and Exchange Commission on December 30, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity & Income Fund, Inc.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Mr. Arnulfo Rodríguez
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

877-785-0367
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2017

Date of reporting period:  October 31, 2016

Item 1. Schedule of Investments.

The Mexico Equity and Income Fund, Inc.
Schedule of Investments
October 31, 2016 (Unaudited)

MEXICO - 100.58%	Shares	Value

COMMON STOCKS - 95.84%
Airlines - 2.54%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A (a)	1,223,289	$2,336,423
Airports - 4.04%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Series B	404,314	2,352,384
Grupo Aeroportuario del Pacifico, S.A.B. de C.V. - Series B	140,639	1,359,364
		3,711,748
Auto Parts and Equipment - 3.83%
Nemak, S.A.B. de C.V.	1,633,867	1,696,020
Rassini, S.A.B. de C.V.	394,320	1,824,416
		3,520,436
Banking Service Groups - 1.91%
Gentera, S.A.B. de C.V.	889,358	1,755,095
Beverages - 6.62%
Arca Continental, S.A.B. de C.V.	366,184	2,278,745
Coca-Cola Femsa, S.A.B. de C.V. - Series L	135,337	1,016,621
Fomento Economico Mexicano, S.A.B. de C.V.	290,290	2,784,486
		6,079,852
Building Materials - 4.88%
Cemex, S.A.B. de C.V. - Series CPO (a)	5,181,490	4,484,904
Cable and Satellite - 3.34%
Megacable Holdings, S.A.B. de C.V. - Series CPO	845,036	3,072,370
Chemical Products - 4.79%
Alpek, S.A.B. de C.V. - Series A	1,962,628	2,921,980
Mexichem, S.A.B. de C.V.	617,716	1,477,211
		4,399,191
Construction and Infrastructure - 4.65%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	110,713	1,237,694
Promotora y Operadora de Infraestructura, S.A.B. de C.V. - Series L	322,639	3,038,279
		4,275,973
Consumer Financing Services - 1.01%
Credito Real, S.A.B. de C.V.	506,961	931,257
Consumer Products - 1.01%
Kimberly-Clark de Mexico, S.A.B. de C.V. - Series A	430,519	928,414
Energy - 3.53%
Infraestructura Energetica Nova, S.A.B. de C.V.	732,300	3,242,096
Financial Groups - 15.36%
Banregio Grupo Financiero, S.A.B. de C.V. - Series O	435,301	2,852,107
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	1,408,803	8,296,591
Grupo Financiero Santander Mexico S.A.B. de C.V. - Series B	1,640,128	2,968,561
		14,117,259
Food - 4.43%
Gruma, S.A.B. de C.V. - Series B	151,262	2,098,749
Grupo Bimbo, S.A.B. de C.V. - Series A	730,876	1,968,621
		4,067,370

Holding Companies - 3.76%
Alfa, S.A.B. de C.V. - Series A	2,277,112		3,452,835
Home Builders - 0.46%
Consorcio ARA, S.A.B. de C.V.	1,118,303		421,264
Hotels, Restaurants, and Recreation - 4.92%
Alsea, S.A.B. de C.V. - Series A	628,973		2,347,376
Grupe, S.A.B. de C.V. - Series B (a)	964,082		2,176,976
			4,524,352
Mining - 6.65%
Grupo Mexico, S.A.B. de C.V. - Series B	1,492,822		3,678,151
Industrias Penoles, S.A.B. de C.V.	100,220		2,430,551
			6,108,702
Real Estate Services - 1.51%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	913,528		1,382,303
Retail - 6.56%
Grupo Sanborns, S.A.B. de C.V. - Series B - 1	1,454,593		1,813,912
Wal-Mart de Mexico, S.A.B. de C.V.	1,991,990		4,214,575
			6,028,487
Telecommunication - 10.04%
America Movil, S.A.B. de C.V. - Series L	11,715,476		7,760,318
Telesites, S.A.B. de C.V. (a)	2,543,057		1,469,244
			9,229,562
TOTAL COMMON STOCKS (Cost $83,250,048)			88,069,893

CAPITAL DEVELOPMENT CERTIFICATES - 2.46%
Atlas Discovery Trust II (b)(c)	300,000		2,261,794
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $1,460,703)			2,261,794

FOREIGN GOVERNMENT AGENCY ISSUES - 1.08%	Principal
Banco Nacional de Comercio Exterior S.N.C.
3.800%, 08/11/2026	1,000,000		990,000
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $1,000,298)			990,000

SHORT-TERM INVESTMENTS - 1.20%
Mexican BANOBRA
0.000% Coupon, 4.614% Effective Yield, 11/03/2016 (d)	8,000,000	*	423,153
Mexican INAFIN
0.000% Coupon, 4.593% Effective Yield, 11/01/2016 (d)	12,900,000	*	682,504
TOTAL SHORT-TERM INVESTMENTS (Cost $1,115,607)			1,105,657
TOTAL MEXICO (Cost $86,826,656)			92,427,344

UNITED STATES - 0.10%	Shares
INVESTMENT COMPANIES - 0.10%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.292% (e)	89,217		89,217
TOTAL INVESTMENT COMPANIES (Cost $89,217)			89,217
TOAL UNITED STATES (Cost $89,217)			89,217

Total Investments (Cost $86,915,873) - 100.68%	92,516,561
Liabilities in Excess of Other Assets - (0.68)%	(620,186)
TOTAL NET ASSETS - 100.00%	$91,896,375

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security. The total market value of this security was $2,261,794, representing 2.46% of net assets.
(c)	Illiquid security. The total value of this security was $2,261,794, representing 2.46% of net assets.
(d)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
(e)	The rate shown represents the 7-day yield at October 31, 2016.
*	Principal amount in Mexican pesos.

The cost basis of investments for federal income tax purposes at October 31, 2016 was as follows:

Cost of investments**	$86,915,873
Gross unrealized appreciation	7,185,650
Gross unrealized depreciation	(1,584,962)
Net unrealized appreciation	$5,600,688

**Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent annual report.

Significant accounting policies are as follows:

Portfolio Valuation:  Investments are stated at value. Listed equity securities are valued at the closing price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the valuation time. If the security did not trade on the Primary Market, it shall be valued at the closing price on another comparable exchange where it trades at the valuation time. If there are no such closing prices,  the security shall be valued at the mean between the most recent highest bid and lowest ask prices at the valuation time.  Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days. Other assets and securities for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Directors. These methods include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which they are traded (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer); the evaluation of the forces which influence the market in which these securities may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates. The Fund has a Valuation Committee comprised of independent directors which oversees the valuation of portfolio securities.

The Valuation Committee of the Fund shall meet to consider any fair valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;  trading activity and prices of similar securities or financial instruments.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of October 31, 2016:

	Level 1*	Level 2*	Level 3**	Total
Equity
Airlines	$2,336,423	$-	$-	$2,336,423
Airports	3,711,748	-	-	3,711,748
Auto Parts and Equipment	3,520,436	-	-	3,520,436
Banking Service Groups	1,755,095			1,755,095
Beverages	6,079,852	-	-	6,079,852
Building Materials	4,484,904	-	-	4,484,904
Capital Development Certificates	-	-	2,261,794	2,261,794
Cable and Satellite	3,072,370	-	-	3,072,370
Chemical Products	4,399,191	-	-	4,399,191
Construction and Infrastructure	4,275,973	-	-	4,275,973
Consumer Financing Services	931,257			931,257
Consumer Products	928,414	-	-	928,414
Energy	3,242,096			3,242,096
Financial Groups	14,117,259	-	-	14,117,259
Food	4,067,370	-	-	4,067,370
Holding Companies	3,452,835	-	-	3,452,835
Home Builders	421,264	-	-	421,264
Hotels, Restaurants, and Recreation	2,347,376	2,176,976	-	4,524,352
Mining	6,108,702	-	-	6,108,702
Real Estate Services	1,382,303	-	-	1,382,303
Retail	6,028,487		-	6,028,487
Telecommunications	9,229,562	-	-	9,229,562
Total Equity	$85,892,917	$2,176,976	$2,261,794	$90,331,687
Foreign Government Agency Issues	$-	$990,000	$-	$990,000
Short-Term Investments	$-	$1,194,874	$-	$1,194,874
Total Investments in Securities	$85,892,917	$4,361,850	$2,261,794	$92,516,561

* Transfers between Levels are recognized at the end of the reporting period.
** The Fund measures Level 3 activity as of the beginning and end of each reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended October 31, 2016.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of July 31, 2016	$2,494,332
Acquisition/Purchase	-
Sales	-
Realized gain	-
Change in unrealized appreciation (depreciation)	(232,538)
Balance as of October 31, 2016	$2,261,794

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2016:

	Fair Value October 31, 2016	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Capital Development Certificates	$2,261,794	Market Comparables/ Sum of the Parts Valuation	Liquidity Discount	Decrease

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

[2]
This column represents the directional change in the fair value of the Level 3 investment that would result from increases to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity & Income Fund, Inc.

By (Signature and Title)  /s/ Maria Eugenia Pichardo
  Maria Eugenia Pichardo, President

Date  December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date  December 29, 2016

By (Signature and Title)*  /s/ Arnulfo Rodríguez
                                              Arnulfo Rodríguez, Chief Financial Officer

Date  December 28, 2016

* Print the name and title of each signing officer under his or her signature.